NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Nature Of Operations [Abstract]
Cash	$ 1,891,772	$ 3,067,983	$ 6,237,182
Working capital (deficit)	(6,231,895)	(5,689,642)	(3,914,024)
Accumulated deficit	$ (69,471,712)	$ (69,764,923)	$ (79,426,484)